Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 7. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through September 26, 2025, the issuance date of these condensed financial statements, and has not identified any requiring disclosure except as noted below.

Restricted stock

On July 28, 2025, the Company granted 100,000 restricted awards at a grant date fair value of $0.62 to a consultant. The shares vest over a 2-year period from the issuance date.

Note 8. Subsequent Events

The Company has evaluated subsequent events from the balance sheet August 08, 2025, the issuance date of these financial statements, and has not identified any requiring disclosure except as noted below.

SAFE Liabilities

In April, May and June 2025, the Company issued SAFEs to various consultants and related parties resulting in gross proceeds of $1,695,000. The SAFEs will automatically convert into the number of shares of preferred stock equal to the purchase amount divided by the discount price, which is defined as the lowest price per share of the preferred stock sold in the equity financing multiplied by the discount rate of 80%.

If there is a liquidity event before the termination of the SAFEs, the SAFEs will be automatically entitled (subject to the liquidation priority) to receive a portion of the proceeds, due and payable to each investor immediately prior to the liquidity event equal to the greater of (1) the purchase amount which is defined as the original investment amount (“cash-out amount”) or (2) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity price, which is defined as the price per share equal to the fair market value of the common stock at the time of a liquidity event multiplied by 80%. If there is a dissolution event, then the investors will automatically be entitled to receive proceeds equal to cash-out amounts.

The SAFE note had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE note is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and other preferred equity, and senior to payments for other equity of the Company that is not SAFE notes or preferred equity. The SAFE notes were classified as a liability based on evaluating characteristics of the instrument.

Restricted stock

In March 2025, the Company issued 2,000,000 restricted shares to the chief executive officer of the Company. The shares vest over a 2-year period from the issuance date.

In July 2025, the Company issued 454,168 restricted shares, in aggregate, to various consultants of the Company. The shares vest over a 2-year period from the issuance date.

CEO Compensation

In April 2025, the Company and Jeffrey Shealy entered into a full-time employment arrangement where Jeffrey will be the chief executive officer (“CEO”). Jeffrey will earn an annual salary of $250,000 and typical employees benefits such as paid time off and insurance. The agreement has no term and either the Company or Jeffrey can terminate this agreement at anytime.